RELATED PARTY TRANSACTIONS (Details)	12 Months Ended				12 Months Ended		12 Months Ended						12 Months Ended															12 Months Ended												0 Months Ended	1 Months Ended	12 Months Ended									1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended								12 Months Ended		1 Months Ended	12 Months Ended																																															12 Months Ended		12 Months Ended					12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 31, 2012 Unsecured debt Senior Unsecured Bonds USD ($)	Dec. 31, 2014 Unsecured debt World Shipholding facility USD ($)	Dec. 31, 2013 Unsecured debt World Shipholding facility USD ($)	Dec. 31, 2014 Golar LNG Partners USD ($)	Dec. 31, 2013 Golar LNG Partners USD ($)	Dec. 31, 2012 Golar LNG Partners USD ($)	Apr. 30, 2011 Golar LNG Partners	Dec. 31, 2014 World Shipholding, Loan [Member] USD ($)	Dec. 31, 2013 World Shipholding, Loan [Member] USD ($)	Dec. 31, 2014 Seatankers [Member] USD ($)		Dec. 31, 2013 Seatankers [Member] USD ($)		Dec. 31, 2012 Seatankers [Member] USD ($)		Dec. 31, 2014 Frontline [Member] USD ($)		Dec. 31, 2013 Frontline [Member] USD ($)		Dec. 31, 2012 Frontline [Member] USD ($)		Dec. 31, 2014 Bluewater Gandria USD ($)	Dec. 31, 2014 Golar Wilhemsen [Member] USD ($)	Dec. 31, 2013 Golar Wilhemsen [Member] USD ($)	Dec. 31, 2014 Seadrill Ltd USD ($)		Dec. 31, 2013 Seadrill Ltd USD ($)		Dec. 31, 2012 Seadrill Ltd USD ($)		Dec. 31, 2014 Ship Finance [Member] USD ($)		Dec. 31, 2013 Ship Finance [Member] USD ($)		Dec. 31, 2012 Ship Finance [Member] USD ($)		Sep. 10, 2014 Principal Shareholder	Sep. 30, 2014 Principal Shareholder	Dec. 31, 2014 Golar Wilhelmsen USD ($)		Dec. 31, 2013 Golar Wilhelmsen USD ($)		Dec. 31, 2012 Golar Wilhelmsen USD ($)		Dec. 31, 2014 World Shipholding USD ($)	Dec. 31, 2013 World Shipholding USD ($)	Dec. 31, 2012 World Shipholding USD ($)	Apr. 30, 2014 World Shipholding Unsecured debt World Shipholding facility USD ($)	Dec. 31, 2013 World Shipholding Unsecured debt World Shipholding facility USD ($)	Jan. 30, 2011 Golar LNG Partners	Apr. 30, 2011 Golar LNG Partners	Dec. 31, 2014 Golar LNG Partners USD ($)	Dec. 31, 2013 Golar LNG Partners USD ($)	Dec. 31, 2012 Golar LNG Partners USD ($)	Jan. 31, 2012 Golar LNG Partners Golar Energy [Member] USD ($)	Oct. 31, 2012 Golar LNG Partners Unsecured debt Senior Unsecured Bonds USD ($)	Oct. 31, 2012 Golar LNG Partners Unsecured debt Senior Unsecured Bonds NOK	Dec. 31, 2014 Golar LNG Partners Golar Grand USD ($)	Dec. 31, 2013 Golar LNG Partners Golar Grand USD ($)	Dec. 31, 2014 Golar LNG Partners Tax lease indemnification [Member] USD ($)	Dec. 31, 2013 Golar LNG Partners Tax lease indemnification [Member] USD ($)	Dec. 31, 2014 Golar LNG Partners Debt and Capital Lease Obligations [Member] USD ($)	Dec. 31, 2014 Golar LNG Partners Golar Freeze	Oct. 31, 2011 Golar LNG Partners Golar Freeze USD ($)	Jul. 31, 2012 Golar LNG Partners NR Satu USD ($)	Dec. 31, 2014 Golar LNG Partners Management and administrative services fees USD ($)		Dec. 31, 2013 Golar LNG Partners Management and administrative services fees USD ($)		Dec. 31, 2012 Golar LNG Partners Management and administrative services fees USD ($)		Dec. 31, 2014 Golar LNG Partners Ship management fees USD ($)		Dec. 31, 2013 Golar LNG Partners Ship management fees USD ($)		Dec. 31, 2012 Golar LNG Partners Ship management fees USD ($)		Dec. 31, 2014 Golar LNG Partners Interest income on vendor financing loan Golar Freeze USD ($)		Dec. 31, 2013 Golar LNG Partners Interest income on vendor financing loan Golar Freeze USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on vendor financing loan Golar Freeze USD ($)		Dec. 31, 2014 Golar LNG Partners Interest income on vendor financing loan NR Satu USD ($)		Dec. 31, 2013 Golar LNG Partners Interest income on vendor financing loan NR Satu USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on vendor financing loan NR Satu USD ($)		Dec. 31, 2014 Golar LNG Partners Interest income on high-yield bonds USD ($)		Dec. 31, 2013 Golar LNG Partners Interest income on high-yield bonds USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on high-yield bonds USD ($)		Dec. 31, 2014 Golar LNG Partners Interest income on Golar Energy loan USD ($)		Dec. 31, 2013 Golar LNG Partners Interest income on Golar Energy loan USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on Golar Energy loan USD ($)		Dec. 31, 2014 Golar LNG Partners Trading balances due to Golar and affiliates USD ($)		Dec. 31, 2013 Golar LNG Partners Trading balances due to Golar and affiliates USD ($)		Dec. 31, 2014 Golar LNG Partners Methane Princess Lease security deposit movements USD ($)		Dec. 31, 2013 Golar LNG Partners Methane Princess Lease security deposit movements USD ($)		Dec. 31, 2014 Golar LNG Partners Short-term debt due from Golar Partners USD ($)		Dec. 31, 2013 Golar LNG Partners Short-term debt due from Golar Partners USD ($)	Dec. 31, 2014 Golar LNG Partners Revolving credit facility USD ($)	Apr. 13, 2011 Golar LNG Partners Revolving credit facility USD ($)	Dec. 31, 2014 Faraway Maritime Shipping Company USD ($)	Dec. 31, 2013 Faraway Maritime Shipping Company USD ($)	Dec. 31, 2012 Faraway Maritime Shipping Company USD ($)	Dec. 31, 2014 Faraway Maritime Shipping Company CPC Corporation, Taiwan [Member]	Dec. 31, 2014 Faraway Maritime Shipping Company Golar LNG Partners	Dec. 31, 2014 Other non-operating expense Golar LNG Partners USD ($)	Dec. 31, 2013 Other non-operating expense Golar LNG Partners USD ($)	Dec. 31, 2014 John Fredriksen [Member]	Dec. 31, 2013 John Fredriksen [Member]	Sep. 10, 2014 Common Stock	Dec. 31, 2014 Golar LNG Partners USD ($)	Dec. 31, 2013 Golar LNG Partners USD ($)	Dec. 13, 2012 Golar LNG Partners USD ($)	Dec. 31, 2014 Golar LNG Partners Debt guarantees USD ($)	Dec. 13, 2012 Golar LNG Partners Debt guarantees USD ($)
Related Party Transaction [Line Items]
Number of common units issued (in shares)																																																																																																																															32,000,000
Ownership Interest Percentage, Percentage Owned by Third Party																																																																																																																									40.00%				1.90%	45.60%
Revenue from related parties																																																																					$ 2,877,000	[1],[2]	$ 2,569,000	[1],[2]	$ 2,876,000	[1],[2]	$ 7,746,000	[1],[3]	$ 6,701,000	[1],[3]	$ 4,222,000	[1],[3]
Interest income from related parties																																																																																	0	[4]	0	[4]	11,921,000	[4]	0	[1],[5]	0	[1],[5]	4,737,000	[1],[5]	0	[1],[6]	1,972,000	[1],[6]	575,000	[1],[6]	0	[7]	0	[7]	829,000	[7]
Net (expenses) income (due to) from related parties		1,500,000											(112,000)	[8]	(45,000)	[8]	31,000	[8]	34,000	[8]	49,000	[8]	(325,000)	[8]				(5,000)	[8]	0	[8]	0	[8]	116,000	[8]	207,000	[8]	4,000	[8]			(7,031,000)	[9]	(4,899,000)	[9]	(3,169,000)	[9]	0	(976,000)	(2,961,000)					10,623,000	11,242,000	25,160,000
Receivables (payables) from related parties	(1,394,000)	(50,041,000)									0	(50,000,000)	0		91,000				0		(60,000)				0	(1,394,000)	0	0		(74,000)				0		2,000																			29,851,000	1,732,000																																																	13,337,000	[10]	5,989,000	[10]	(3,486,000)	[11]	(4,257,000)	[11]	20,000,000	[12]	0
Related party transaction, rate																																																					5.00%					6.75%								6.75%		6.75%
Duration of notice required for contract termination																																																							120 days
Loan amount																																																																			222,300,000	175,000,000
Final payment amount																																																																			222,300,000
Amount drawn down																																																										25,000,000										155,000,000
Amount available for draw down																																																																				20,000,000
Duration requirement for final payment																																																																				3 years
Debt instrument, face amount				(35,000,000)																																																							(227,000,000)	(1,300,000,000)
Maximum borrowing capacity																																																																																																																				20,000,000	20,000,000
Related Party Transaction, Amounts of Transaction																																																																																																																				20,000,000
Payments of dividends	0	0	32,082,000				0	0	30,282,000																																																																																																													0	0	1,800,000
Investments percentage ownership in subsidiaries																																																																																																																										60.00%
Percentage ownership in subsidiary								41.40%		65.40%
Dividends received	61,967,000	64,198,000	125,000																																																				61,300,000	63,700,000	47,300,000																																																																							8,300,000	6,000,000
Indemnification under the Omnibus Agreement																																																							3,300,000																																																																				500,000	500,000
Guarantees issued to Golar Partners	19,271,000	22,369,000																																																											7,200,000	7,200,000	11,500,000	11,500,000	143,300,000																																																																	23,265,000	4,500,000	4,548,000
Environmental Indemnification, deductible amount																																																							500,000
Environmental indemnification, aggregate cap																																																							5,000,000
Minimum charter term for rights of first offer																																																						5 years
Ownership percentage, equity method investment																																										60.00%
Long-term Debt and Due to Related Parties	1,380,787,000	717,028,000			0	50,000,000																																														50,000,000
Debt Instrument, Maturity Date					Sep. 30, 2015																																																																																																															Apr. 30, 2015
Percentage shareholders' ownership before transaction																																								36.20%	36.20%
Percentage shareholders' ownership after transaction																																								1.90%	2.00%
Repayment of related party debt																																																			$ 50,000,000

[1]	The net effect to our consolidated statement of operations for the year ended December 31, 2012 was an aggregate income of $1.5 million.
[2]	Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.
[3]	Ship management fees - Golar and certain of its affiliates charged ship management fees to Golar Partners for the provision of technical and commercial management of the vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[4]	Vendor financing loan - Golar Freeze - In October 2011, in connection with the sale of the Golar Freeze, we entered into a financing loan agreement with Golar Partners for an amount of $222.3 million. The facility was unsecured and bore interest at a fixed rate of 6.75% per annum payable quarterly. The loan was non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012.
[5]	Vendor financing loan - NR Satu - In July 2012, in connection with the sale of the NR Satu, we entered into a financing loan agreement with Golar Partners for an amount of $175.0 million. Of this amount, $155.0 million was drawn down in July 2012. A further $20.0 million was available for drawdown until July 2015. The facility was unsecured and bore interest at a fixed rate of 6.75% per annum payable quarterly. The loan was non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012.
[6]	High-yield bonds - In October 2012, Golar Partners completed the issuance of NOK1,300.0 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227.0 million. Of this amount, approximately $35.0 million, was issued to us.
[7]	Golar Energy loan - In January 2012, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, drew down $25.0 million on its loan agreement entered into in December 2011 with Golar Energy. The loan was unsecured, repayable on demand and bore interest at the rate of 6.75% per annum payable on a quarterly basis. In connection with the acquisition of the subsidiaries that own and operate the NR Satu, all amounts payable to Golar Energy by the subsidiaries acquired by Golar Partners, including Golar Singapore, were extinguished.
[8]	i. We used to transact business with the following parties, being companies in which World Shipholding and companies associated with World Shipholding have a significant interest: Frontline, Ship Finance, Seatankers and Seadrill. Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities. Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services.
[9]	As of December 31, 2014, we held a 60% ownership interest in Golar Wilhelmsen, which we account for using the equity method (see note 15). Golar Wilhelmsen recharges management fees in relation to provision of technical and ship management services. Amounts due to Golar Wilhelmsen are included within "trade accounts payable" in our consolidated balance sheet.
[10]	Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.
[11]	Methane Princess Lease security deposit movements - This represents net advances from Golar Partners, which correspond to the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement (see 'Other transactions' section (c) below). Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.
[12]	$20 million revolving credit facility: On April 13, 2011, we entered into a $20.0 million revolving credit facility with Golar Partners. In May 2013, Golar Partners drew down $20 million from the facility which it subsequently repaid in December 2013. As of December 31, 2014, Golar Partners has fully drawn down the $20.0 million facility. This facility matures in April 2015 and is unsecured and interest-free. This facility was extended until May 2015.